Document And Entity Information	6 Months Ended
	Jun. 26, 2011	Jul. 29, 2011
Document And Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Entity Registrant Name	PILGRIMS PRIDE CORP
Entity Central Index Key	0000802481
Current Fiscal Year End Date	--12-25
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		214,481,914